Shareholder Report, Holdings (Details) - C000259933	Jun. 30, 2026
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	16.60%
FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	6.50%
FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
FR_235851102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_45784P101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%